Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	December 31, 2017	December 31, 2016
	$M	$M
Cash at bank and in hand	13.3	13.6
Overdrafts	(4.2)	—
	9.1	13.6

In 2017, $0.7 million (2016: nil) of the $13.3 million cash at bank and in hand balance was held in escrow, as described further in Note 25.